Trading Properties (Details) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Balance at beginning	$ 214,308	$ 215,968
Additions	11,179
Disposals	(878)	(30,065)
Transfers	(67,430)	28,405
Impairment (Note 26)	(32,048)
Balance at ending	125,131	214,308
Completed properties [Member]
Disclosure of financial assets [line items]
Balance at beginning	1,733	3,393
Additions
Disposals	(878)	(30,065)
Transfers	809	28,405
Impairment (Note 26)
Balance at ending	1,664	1,733
Undeveloped sites [Member]
Disclosure of financial assets [line items]
Balance at beginning	212,575	212,575
Additions	11,179
Disposals
Transfers	(68,239)
Impairment (Note 26)	(32,048)
Balance at ending	$ 123,467	$ 212,575